Minimum Lease Payments Receivable Due in Each of Next Five Years and Thereafter (Detail) (Direct Financing Leases) In Millions, unless otherwise specified	Mar. 31, 2012 USD ($)	Mar. 31, 2012 JPY (¥)
Leases Disclosure [Line Items]
2013	$ 3,593	¥ 295,331
2014	2,938	241,517
2015	2,059	169,191
2016	1,341	110,189
2017	714	58,667
Thereafter	1,628	133,825
Total	$ 12,273	¥ 1,008,720